Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) term_loan vessel	Dec. 31, 2016 USD ($) vessel
Debt Instrument [Line Items]
Outstanding amount	$ 6,648,441	$ 6,730,132
Interest at a weighted-average fixed rate	4.00%	4.00%
Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	25
Outstanding amount	$ 3,600,000	$ 3,700,000
Number of term loans which have balloon or bullet repayments | term_loan	20
Number of vessels | vessel	49	46
Outstanding term loans not guaranteed by Teekay or its subsidiaries	$ 55,300	$ 56,200
Secured debt | Certain Term Loans
Debt Instrument [Line Items]
Outstanding amount	$ 68,700	$ 58,300
Interest at a weighted-average fixed rate	2.90%	2.90%
Secured debt | Remaining Term Loans
Debt Instrument [Line Items]
Debt instrument, interest rate terms	LIBOR plus a margin
Secured debt | Remaining Term Loans | Three-month LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%	0.30%
Secured debt | Remaining Term Loans | Three-month LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.50%	3.75%